Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company's Open Risk Management Positions (Detail) - Currency risk $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / $	Dec. 31, 2022 CAD ($)
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Increase	$ 197	$ 246
Decrease	$ (197)	$ (246)
Canadian to U.S. Dollar Exchange Rate
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / $	0.05